INTANGIBLE ASSETS NET	6 Months Ended
Jun. 30, 2024
INTANGIBLE ASSETS NET
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET

	June 30,	December 31,
	2024	2023
	(unaudited)
Online course copyrights	$601,057	$615,220
Software copyrights	15,288	15,649
Sub-total	616,345	630,869
Less: accumulated amortization	(303,509)	(279,189)
Intangible asset, net	$312,836	$351,680

Amortization expense was $30,967 and $32,064 for the six months ended June 30, 2024 and 2023, respectively.

Estimated future amortization expense is as follows:

Amortization
Twelve months ending December 31,	expense
For the remainder of Fiscal 2024	30,747
Fiscal 2025	60,684
Fiscal 2026	60,106
Fiscal 2027	59,532
Fiscal 2028	53,205
Thereafter	48,562
Total	$312,836